Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Retail)	Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 5-10 Year Credit Bond Index Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 5-10 Year Credit Bond Index Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.81%	5.91%	4.14%	3.43%	7.38%	7.38%
Five Years	6.23%	6.34%	4.31%	4.24%	6.96%	6.96%
Ten Years	5.38%	5.49%	3.47%	3.51%	5.84%	5.84%